Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
CANADA | Municipality of Matachewan [Member]
Total	$ 810				$ 810
CANADA | Matachewan First Nation [Member]
Total			$ 2,090		2,090
CANADA | Temagami First Nation [Member]
Total			630		630
CANADA | Municipality of Dubreuilville [Member]
Total	730		10		740
CANADA | Batchewana First Nation [Member]
Total			620		620
CANADA | Michipicoten First Nation [Member]
Total			1,240		1,240
CANADA | Missanabie Cree First Nation [Member]
Total			120		120
CANADA | Metis Nation of Ontario [Member]
Total			40		40
CANADA | Province of Ontario [Member]
Total	60		20		80
CANADA | Marcel Colomb First Nation [Member]
Total			120		120
MEXICO | Federal Government of Mexico [Member]
Total	75,680	$ 2,930	1,810		80,420
MEXICO | Municipality of Sahuaripa [Member]
Total	30			$ 1,490	1,520
UNITED STATES | Federal Government of the United States of America [Member]
Total	490		200		690
UNITED STATES | State of Nevada [Member]
Total	$ 860		$ 150		$ 1,010